INTANGIBLE ASSETS OTHER THAN GOODWILL - Schedule of annual growth rates, discounts, exchange rates and fuel price (Details) - Air Transportation CGU	12 Months Ended
Dec. 31, 2023 $ / bbl
Intangible Assets Other Than Goodwill [Line Items]
Increase WACC Maximum	10.70%
Decrease rate Terminal growth Minimal	0.00%
Increase fuel price Maximum US$/barrel (usd per barrel)	100